Long-term Debt	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Long-term Debt
11. Long-term Debt

Term Loans		Drawn Amount	December 31, 2020	2021
Issue Date/ Refinancing Date	Maturity Date
December 14, 2018	November 10, 2021	14,094,184	9,694,184	—
May 28, 2019	August 6, 2021	11,000,000	9,080,000	—
August 6, 2019	August 6, 2021	27,675,000	18,600,000	—
July 5, 2019	July 11, 2026	22,230,000	18,260,357	15,084,643
March 29, 2019	December 29, 2022	25,458,432	13,701,816	3,039,647
January 11, 2021	January 14, 2026	50,225,000	25,420,000	22,675,000
December 14, 2018	December 18, 2023	9,480,000	7,880,000	7,080,000
June 20, 2014	January 21, 2021	20,925,000	12,760,000	—
August 6, 2019	August 6, 2021	67,200,000	43,635,000	—
December 24, 2015	January 25, 2021	22,400,000	14,933,360	—
January 19, 2021	January 21, 2028	43,800,000	14,218,750	40,731,975
July 29, 2014	July 7, 2023	25,350,000	14,259,375	12,146,875
December 7, 2017	November 10, 2021	22,275,000	14,010,000	—
May 18, 2016	December 31, 2025	65,650,000	52,842,620	48,739,300
March 1, 2017	April 17, 2026	70,787,500	57,512,495	52,456,243
June 17, 2020	June 19, 2026	11,505,000	11,121,500	10,354,500
April 30, 2020	November 7, 2026	15,600,000	15,600,000	14,733,333
April 30, 2020	February 4, 2027	18,850,000	—	18,064,582
August 5, 2021	August 6, 2026	60,000,000	—	58,060,931

Total			353,529,457	303,167,029
Current portion of long-term debt			41,161,686	32,464,732
Current portion of long-term debt associated with vessel held for sale			—	7,173,988
Long-term debt			312,367,771	263,528,309

Total debt			353,529,457	303,167,029
Current portion of deferred finance charges			613,794	628,113
Deferred finance charges non-current			1,118,450	1,567,334

Total deferred finance charges			1,732,244	2,195,447

Total debt			353,529,457	303,167,029
Less: Total deferred finance charges			1,732,244	2,195,447

Total debt, net of deferred finance charges			351,797,213	300,971,582
Less: Current portion of long-term debt, net of current portion of deferred finance charges			40,547,892	31,836,619
Less: Current portion of long-term debt, associated with vessel held for sale			—	7,173,988

Long-term debt			311,249,321	261,960,975

On December 21, 2021, the Company entered into a term loan with a bank to refinance the existing term loans dated July 29, 2014, December 14, 2018, July 5, 2019 and June 17, 2020. Outstanding balance of these loans as of December 31, 2021 amounted to $44,666,018. The new term loan amounts to $59,400,000
,

was drawn in three tranches during January 2022
 and carries interest at LIBOR plus a margin. Each tranche is repayable in 24 equal quarterly installments and a balloon payment payable together with the last installment in January 2028
.
Obligations with a maturity of less than one year relating to the previous loans
amounting to $2,679,214, have been presented as long-term in accordance with US GAAP as the Company refinanced these obligations on a long-term basis through the term loan that the Company entered in December 2021 discussed above.
The above loans are generally repayable in quarterly or semi-annual installments and a balloon payment at maturity and are secured by first priority mortgages over the vessels involved, plus the assignment of the vessels’ insurances, earnings and operating and retention accounts with the lenders, and the guarantee of ship-owning companies, as owners of the vessels. The term loans contain financial covenants requiring the Company to ensure that:

•	the aggregate market value of the mortgaged vessels at all times exceeds a certain percentage of the amounts outstanding as defined in the term loans, ranging from 120% to 135%,

•	the leverage of the Company defined as Total Debt net of Cash should not exceed 80% of total market value adjusted assets,

•	the Interest Coverage Ratio of the Company which is EBITDA (as defined in the loan agreements) to interest expense to be at all times greater than 2.5:1,

•	at least a certain percentage of the Company is to always be owned by members of the Vafias family,

•
the Company should maintain on a monthly basis a cash balance amounting to $2,198,775 representing a proportionate amount of the next instalment and relevant interest plus a minimum aggregate cash balance amounting to $12,197,611 in the earnings accounts with the relevant banks,

•	dividends paid by the borrower will not exceed 50% of the Company’s free cash flow in any rolling 12 month period.
The interest rates on the outstanding loans as of December 31, 2021 are based on LIBOR plus a margin which varies from 2.00% to 3.00%. The average interest rates (including the margin) on the above outstanding loans for the applicable periods were:
Year ended December 31, 2019: 4.91%
Year ended December 31, 2020: 3.58%
Year ended December 31, 2021: 2.88%
Bank loan interest expense for the above loans for the years ended December 31, 2019, 2020 and 2021 amounted to $19,999,902, $12,116,941 and $8,684,097, respectively. Of these amounts, for the years ended December 31, 2019, 2020 and 2021, the amounts of $97,620, $168,344 and $20,060, respectively, were capitalized as part of advances paid for vessels under construction. Interest expense, net of interest capitalized, is included in interest and finance costs in the consolidated statements of operations. For the years ended December 31, 2019, 2020 ad 2021, the amortization of deferred financing charges amounted to $885,191, $698,364 and $1,157,804, respectively, and is included in interest and finance costs in the consolidated statements of operations.
At December 31, 2021, the Company was in compliance with all of its debt financial covenants.
The annual principal payments to be made, for the abovementioned loans, after December 31, 2021, and after taking into account the refinancing arrangements, are as follows:

December 31,	Amount
202 2	39,638,720
202 3	30,607,086
202 4	30,607,086
202 5	62,933,106
202 6	91,723,313
Thereafter	47,657,718

Total	303,167,029